Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	FPA NEW INCOME, INC.
Entity Central Index Key	0000099203
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 28, 2021
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	fpnix